Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	R$ 1,045,042	R$ 943,209
Restricted cash		14,788
Trade receivables	302,317	125,439
Inventories	7,509	3,932
Recoverable taxes	21,019	6,485
Other assets	29,614	17,912
Total current assets	1,405,501	1,111,765
Non-current assets
Restricted cash	2,053	2,053
Trade receivables	7,627	9,801
Other assets	74,037	17,267
Property and equipment	260,381	139,320
Investment in associate	51,410	45,634
Right-of-use assets	419,074	274,275
Intangible assets	2,573,010	1,312,338
Total non-current assets	3,387,592	1,800,688
Total assets	4,793,093	2,912,453
Current liabilities
Trade payables	35,743	17,628
Loans and financing	107,162	53,607
Derivatives		757
Lease liabilities	61,976	22,693
Accounts payable to selling shareholders	188,420	131,883
Notes payable	10,503
Advances from customers	63,839	36,860
Labor and social obligations	77,855	46,770
Taxes payable	32,976	19,442
Income taxes payable	4,574	3,213
Other liabilities	6,331	376
Total current liabilities	589,379	333,229
Non-current liabilities
Loans and financing	510,323	6,750
Lease liabilities	385,727	261,822
Accounts payable to selling shareholders	329,820	168,354
Notes payable	65,678
Taxes payable	21,425	21,304
Provision for legal proceedings	53,139	5,269
Other liabilities	3,822	1,999
Total non-current liabilities	1,369,934	465,498
Total liabilities	1,959,313	798,727
Equity
Share capital	17	17
Additional paid-in capital	2,323,488	1,931,047
Share-based compensation reserve	50,724	18,114
Retained earnings	407,991	115,916
Equity attributable to equity holders of the parent	2,782,220	2,065,094
Non-controlling interests	51,560	48,632
Total equity	2,833,780	2,113,726
Total liabilities and equity	R$ 4,793,093	R$ 2,912,453